Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Current Liabilities
Schedule of accrued expenses and other current liabilities
Accrued expenses and other current liabilities consist of the following at December 31 (in thousands):
	December 31, 2022	December 31, 2021
Employee compensation	$12,166	$12,746
Customer deposits	1,135	1,850
Accrued warranty liability	287	266
Non-income tax	1,442	2,477
Professional fees	3,450	2,797
Current portion of operating lease liabilities	1,926	1,391
Other	5,710	4,104
Total accrued expenses and other current liabilities	$26,116	$25,631

Schedule of warranty expense activity
Warranty expense activity for the years ended December 31 is as follows (in thousands):
	2022	2021	2020
Balance, beginning of period	$1,116	$1,826	$876
Warranty provision charged to operations	296	58	2,498
Warranty claims	(539)	(768)	(1,548)
Balance, end of period	$873	$1,116	$1,826